Sep. 28, 2020
BLACKROCK FUNDS
SM
BlackRock Advantage ESG U.S. Equity Fund
(the “
Fund
”)
Supplement dated September 2, 2021 to the Summary Prospectuses, the Prospectuses and the Statement of Additional Information (“SAI”) of the Fund, each dated September 28, 2020, as supplemented to date
The Board of Trustees (the “Board”) of BlackRock Funds
SM
, on behalf of the Fund, recently approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund to “BlackRock Sustainable Advantage Large Cap Core Fund” and certain changes to the Fund’s investment objective, investment process and investment strategies. These changes are expected to become effective on or about December 1, 2021.
Accordingly, effective on or about December 1, 2021, the following changes are made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable:
All references to “BlackRock Advantage ESG U.S. Equity Fund” are changed to “BlackRock Sustainable Advantage Large Cap Core Fund” to reflect the Fund’s new name.
The section of the Summary Prospectuses entitled “Key Facts About BlackRock Advantage ESG U.S. Equity Fund — Investment Objective,” the sections of the Prospectuses entitled “Fund Overview — Key Facts About BlackRock Advantage ESG U.S. Equity Fund — Investment Objective” and the first paragraph of the section entitled “Details About the Fund — How the Fund Invests — Investment Objective” are deleted in their entirety and replaced with the following:
The investment objective of the Fund is to seek to provide total return while seeking to maintain certain environmental, social and governance (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
The section of the Summary Prospectuses entitled “Key Facts About BlackRock Advantage ESG U.S. Equity Fund — Principal Investment Strategies of the Fund” and the section of the Prospectuses entitled “Fund Overview — Key Facts About BlackRock Advantage ESG U.S. Equity Fund — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in large cap equity securities and derivatives that have similar economic characteristics to such securities. For purposes of the Fund’s 80% policy, large cap equity securities are equity securities that at the time of purchase have a market capitalization within the range of companies included in the Russell 1000
®
Index (the “Benchmark”). The companies included in the Benchmark have market capitalizations that range from approximately $2.1 billion to $2.29 trillion as of July 31, 2021. Equity securities include common stock, preferred stock and convertible securities. The Fund primarily seeks to buy common stock.
The Fund seeks to maintain certain ESG characteristics, climate risk exposure and climate opportunities relative to the Benchmark. Specifically, the Fund generally seeks to invest in a portfolio of equity securities that, in BlackRock’s view, (i) has an aggregate environmental, social and governance (“ESG”) assessment that is better than the aggregate ESG assessment of the Benchmark, (ii) has an aggregate carbon emissions assessment that is lower than that of the Benchmark, and (iii) in the aggregate, includes issuers that BlackRock believes are better positioned to capture climate opportunities relative to the issuers in the Benchmark.
BlackRock seeks to utilize exclusionary screens in determining the investment universe and to incorporate investment insights related to ESG characteristics in the portfolio construction process.
To determine the Fund’s investable universe, BlackRock will first seek to screen out certain companies or industries based on certain ESG criteria determined by BlackRock. Such screening criteria principally includes: (i) issuers engaged in the production of controversial weapons; (ii) issuers that derive more than five percent of revenue from the production of civilian firearms; (iii) issuers engaged in the production of tobacco-related products; (iv) issuers that derive certain revenue from thermal coal generation or more than five percent of revenue from thermal coal mining, unless the Fund is investing in green bonds of such issuers; and (v) issuers that derive more than five percent of revenue from oil sands extraction. The Fund’s screening criteria is measured at the time of investment and is dependent upon information and data that may be incomplete, inaccurate or unavailable. This screening criteria is subject to change over time at BlackRock’s discretion.
The Fund then seeks to pursue its investment objective by investing in equity securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks which the Fund can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. The investment process is driven with systematic and quantitative implementation based on an issuer’s expected returns, which include measurable ESG characteristics, risk and transaction costs, as determined by BlackRock’s proprietary research.
BlackRock then constructs and rebalances the portfolio’s weightings by integrating its investment insights with the model-based optimization process. Certain of the investment insights relate to ESG characteristics in BlackRock-defined categories, including, but not limited to, (i) superior growth characteristics of issuers, (ii) risk mitigation characteristics of issuers, (iii) themes related to social matters and (iv) economic transition, which includes, but is not limited to, environmental considerations. Examples of such ESG characteristics include management quality, governance, controversies at issuers, public health analytics and an issuer’s innovation-oriented research and development. The ESG characteristics utilized in the portfolio construction process may change over time and one or more characteristics may not be relevant to all issuers that are eligible for investment.
From time to time the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”).
The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and forward contracts, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the Benchmark. The use of options, futures, swaps and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets.